Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies (Details) [Line Items]
Deposits amount	$ 76,000
Aggregate amount	$ 2,319,937
Percentage of performance obligations	66.20%
Severance expenses	$ 47,076	$ 51,897	$ 48,331
Short-Term Deposits [Member]
Accounting Policies (Details) [Line Items]
Interest rate	1.78%
Matrix [Member]
Accounting Policies (Details) [Line Items]
Ordinary shares percentage	48.21%
Description of governing bodies	Matrix’s board of directors is composed of 5 members, 2 of whom are external directors as required by the Israeli Companies Law, 5759-1999, another one of whom is an independent director, while the remaining two directors are associated with Formula, including Formula’s chief executive officer who serves as the chairman of Matrix’s board of directors.
Description of voting rights	the Company, only two shareholders (both Israeli institutional investors) held more than 5% of Matrix’s voting power during the reporting period (one holding approximately 10.3% and the second one holding approximately 5%); there is no evidence that any of the shareholders has or had granted to any other shareholder a voting proxy at the general meeting; over the last three years (i.e., 2021-2023), Matrix’s general meetings were attended by shareholders representing in aggregate between 79% -83% of total voting rights. This means that the level of activity of the company’s shareholders is relatively moderate. Bearing in mind that the company presently holds approx. 48.21% of total voting rights, the attendance from shareholders would have to be higher than 96.42% in order to deprive Formula of an absolute majority of votes at the general meeting.
Magic [Member]
Accounting Policies (Details) [Line Items]
Ordinary shares percentage	46.71%
Description of voting rights	the Company’s controlling shareholder, held as of December 31, 2023 more than 5% of the voting rights. There is no evidence that any shareholder has or had granted to any other shareholder a voting proxy at the general meeting; and, over the last three years (i.e., 2021-2023), Sapiens’ general meetings were attended by shareholders representing in total between 81%-84% the total voting power, including the Company’s voting power. This fact indicates that public shareholder participation is not considerably high and in order to have a majority against the company potential 43.63% voting rights there will be needed at least 87.26% of all shareholder votes that participating in each of the annual shareholders’ meeting.
Sapiens [Member]
Accounting Policies (Details) [Line Items]
Description of voting rights	there were two financial Israeli institutional shareholders holding more than 5% of Magic Software’s voting rights, holding 6.97% and 10.7% as of 31 December, 2023; there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last three years from (i.e., 2021-2023), Magic Software’s general meetings were attended by shareholders representing between 84.7%-86.7%. of the total voting rights. This fact indicates that public shareholder participation is not considerably high and in order to have a majority against the company potential 46.71% there will be needed at least 93.43% of all shareholder votes that participating in each of the annual shareholders’ meeting. Therefore, it is management’s opinion that despite the lack of an absolute majority of shares in Magic Software